Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Janus Aspen Series
Entity Central Index Key	0000906185
Document Period End Date	Jun. 30, 2024
C000028719 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Research Portfolio
Class Name	Institutional Shares
Trading Symbol	JAGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)	$34	0.60%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.60%
Net Assets	$ 709,000,000
Holdings Count | Holding	79
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$709M
Number of portfolio holdings	79
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Microsoft Corp	12.2
Apple Inc	6.5
Alphabet Inc - Class C	6.2
Amazon.com Inc	6.1
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.0
Other	(0.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Microsoft Corp	12.2
Apple Inc	6.5
Alphabet Inc - Class C	6.2
Amazon.com Inc	6.1

C000028718 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Research Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Service Shares)	$48	0.85%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%
Net Assets	$ 709,000,000
Holdings Count | Holding	79
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$709M
Number of portfolio holdings	79
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Microsoft Corp	12.2
Apple Inc	6.5
Alphabet Inc - Class C	6.2
Amazon.com Inc	6.1
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.0
Other	(0.0)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Microsoft Corp	12.2
Apple Inc	6.5
Alphabet Inc - Class C	6.2
Amazon.com Inc	6.1

C000028747 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Overseas Portfolio
Class Name	Institutional Shares
Trading Symbol	JAIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 695,000,000
Holdings Count | Holding	51
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$695M
Number of portfolio holdings	51
Portfolio turnover rate	22%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.0
Teck Resources Ltd	4.1
ASML Holding NV	4.0
Dai-ichi Life Holdings Inc	3.8
Asset Allocation (% of net assets)
Common Stocks	96.8
Preferred Stocks	1.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Rights	0.0
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.0
Teck Resources Ltd	4.1
ASML Holding NV	4.0
Dai-ichi Life Holdings Inc	3.8

C000028745 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Overseas Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Service Shares)	$59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
Net Assets	$ 695,000,000
Holdings Count | Holding	51
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$695M
Number of portfolio holdings	51
Portfolio turnover rate	22%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.0
Teck Resources Ltd	4.1
ASML Holding NV	4.0
Dai-ichi Life Holdings Inc	3.8
Asset Allocation (% of net assets)
Common Stocks	96.8
Preferred Stocks	1.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Rights	0.0
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.0
Teck Resources Ltd	4.1
ASML Holding NV	4.0
Dai-ichi Life Holdings Inc	3.8

C000028730 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Research Portfolio
Class Name	Institutional Shares
Trading Symbol	JAWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 913,000,000
Holdings Count | Holding	113
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$913M
Number of portfolio holdings	113
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.1
NVIDIA Corp	5.7
Alphabet Inc - Class C	4.5
Amazon.com Inc	3.1
Apple Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Preferred Stocks	1.0
Investment Companies	0.7
Private Placements	0.0
Rights	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.1
NVIDIA Corp	5.7
Alphabet Inc - Class C	4.5
Amazon.com Inc	3.1
Apple Inc	3.1

C000028728 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Research Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Service Shares)	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Net Assets	$ 913,000,000
Holdings Count | Holding	113
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$913M
Number of portfolio holdings	113
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.1
NVIDIA Corp	5.7
Alphabet Inc - Class C	4.5
Amazon.com Inc	3.1
Apple Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Preferred Stocks	1.0
Investment Companies	0.7
Private Placements	0.0
Rights	0.0
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.1
NVIDIA Corp	5.7
Alphabet Inc - Class C	4.5
Amazon.com Inc	3.1
Apple Inc	3.1

C000028742 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Technology and Innovation Portfolio
Class Name	Institutional Shares
Trading Symbol	JGLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)	$41	0.72%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.72%
Net Assets	$ 1,155,000,000
Holdings Count | Holding	70
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,155M
Number of portfolio holdings	70
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.4
Microsoft Corp	10.3
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Meta Platforms Inc - Class A	4.9
Apple Inc	4.8
Asset Allocation (% of net assets)
Common Stocks	97.2
Investment Companies	1.3
Private Placements	0.6
Warrants	0.0
Other	0.9
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.4
Microsoft Corp	10.3
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Meta Platforms Inc - Class A	4.9
Apple Inc	4.8

C000028740 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Technology and Innovation Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)	$54	0.96%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.96%
Net Assets	$ 1,155,000,000
Holdings Count | Holding	70
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,155M
Number of portfolio holdings	70
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.4
Microsoft Corp	10.3
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Meta Platforms Inc - Class A	4.9
Apple Inc	4.8
Asset Allocation (% of net assets)
Common Stocks	97.2
Investment Companies	1.3
Private Placements	0.6
Warrants	0.0
Other	0.9
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.4
Microsoft Corp	10.3
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Meta Platforms Inc - Class A	4.9
Apple Inc	4.8

C000028721 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Enterprise Portfolio
Class Name	Institutional Shares
Trading Symbol	JAAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 1,615,000,000
Holdings Count | Holding	80
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,615M
Number of portfolio holdings	80
Portfolio turnover rate	7%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.9
GoDaddy Inc	4.0
Boston Scientific Corp	3.6
Intact Financial Corp	2.8
SS&C Technologies Holdings Inc	2.7
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	3.4
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.9)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.9
GoDaddy Inc	4.0
Boston Scientific Corp	3.6
Intact Financial Corp	2.8
SS&C Technologies Holdings Inc	2.7

C000028720 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Enterprise Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Service Shares)	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 1,615,000,000
Holdings Count | Holding	80
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,615M
Number of portfolio holdings	80
Portfolio turnover rate	7%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.9
GoDaddy Inc	4.0
Boston Scientific Corp	3.6
Intact Financial Corp	2.8
SS&C Technologies Holdings Inc	2.7
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	3.4
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.9)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.9
GoDaddy Inc	4.0
Boston Scientific Corp	3.6
Intact Financial Corp	2.8
SS&C Technologies Holdings Inc	2.7

C000028734 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Flexible Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	JAFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 608,000,000
Holdings Count | Holding	664
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$608M
Number of portfolio holdings	664
Portfolio turnover rate	97%
Weighted average maturity	7.3 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Portfolio invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	34.9
Asset-Backed/Commercial Mortgage-Backed Securities	27.1
Mortgage-Backed Securities	24.4
United States Treasury Notes/Bonds	10.4
Investment Companies	5.6
Investments Purchased with Cash Collateral from Securities Lending	2.6
Bank Loans and Mezzanine Loans	1.9
Other	(6.9)
Ratings Summary (% of net assets)†
AAA	2.2
AA	35.6
A	8.6
BBB	22.5
BB	7.7
B	0.9
Not Rated	22.2
Other	0.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028733 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Flexible Bond Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Service Shares)	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 608,000,000
Holdings Count | Holding	664
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$608M
Number of portfolio holdings	664
Portfolio turnover rate	97%
Weighted average maturity	7.3 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Portfolio invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	34.9
Asset-Backed/Commercial Mortgage-Backed Securities	27.1
Mortgage-Backed Securities	24.4
United States Treasury Notes/Bonds	10.4
Investment Companies	5.6
Investments Purchased with Cash Collateral from Securities Lending	2.6
Bank Loans and Mezzanine Loans	1.9
Other	(6.9)
Ratings Summary (% of net assets)†
AAA	2.2
AA	35.6
A	8.6
BBB	22.5
BB	7.7
B	0.9
Not Rated	22.2
Other	0.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028717 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Balanced Portfolio
Class Name	Institutional Shares
Trading Symbol	JABLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 8,986,000,000
Holdings Count | Holding	792
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$8,986M
Number of portfolio holdings	792
Portfolio turnover rate	40%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.4
NVIDIA Corp	5.4
Apple Inc	3.4
Alphabet Inc - Class C	3.1
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	63.0
Corporate Bonds	13.1
Asset-Backed/Commercial Mortgage-Backed Securities	9.8
Mortgage-Backed Securities	9.3
United States Treasury Notes/Bonds	4.0
Investment Companies	2.0
Bank Loans and Mezzanine Loans	0.4
Other	(1.6)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.4
NVIDIA Corp	5.4
Apple Inc	3.4
Alphabet Inc - Class C	3.1
Amazon.com Inc	2.5

C000028716 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Balanced Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Service Shares)	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 8,986,000,000
Holdings Count | Holding	792
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$8,986M
Number of portfolio holdings	792
Portfolio turnover rate	40%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.4
NVIDIA Corp	5.4
Apple Inc	3.4
Alphabet Inc - Class C	3.1
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	63.0
Corporate Bonds	13.1
Asset-Backed/Commercial Mortgage-Backed Securities	9.8
Mortgage-Backed Securities	9.3
United States Treasury Notes/Bonds	4.0
Investment Companies	2.0
Bank Loans and Mezzanine Loans	0.4
Other	(1.6)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.4
NVIDIA Corp	5.4
Apple Inc	3.4
Alphabet Inc - Class C	3.1
Amazon.com Inc	2.5

C000028723 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Mid Cap Value Portfolio
Class Name	Institutional Shares
Trading Symbol	JAMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 113,000,000
Holdings Count | Holding	71
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$113M
Number of portfolio holdings	71
Portfolio turnover rate	26%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.9
Entergy Corp	2.5
Freeport-McMoRan Inc	2.4
Alliant Energy Corp	2.4
Fidelity National Information Services Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	98.8
Repurchase Agreements	1.4
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.9
Entergy Corp	2.5
Freeport-McMoRan Inc	2.4
Alliant Energy Corp	2.4
Fidelity National Information Services Inc	2.3

C000028722 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Mid Cap Value Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 113,000,000
Holdings Count | Holding	71
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$113M
Number of portfolio holdings	71
Portfolio turnover rate	26%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.9
Entergy Corp	2.5
Freeport-McMoRan Inc	2.4
Alliant Energy Corp	2.4
Fidelity National Information Services Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	98.8
Repurchase Agreements	1.4
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.9
Entergy Corp	2.5
Freeport-McMoRan Inc	2.4
Alliant Energy Corp	2.4
Fidelity National Information Services Inc	2.3

C000028737 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Forty Portfolio
Class Name	Institutional Shares
Trading Symbol	JACAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)	$31	0.57%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%
Net Assets	$ 1,172,000,000
Holdings Count | Holding	38
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,172M
Number of portfolio holdings	38
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	8.4
Amazon.com Inc	6.7
Apple Inc	6.0
Meta Platforms Inc - Class A	5.7
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	1.0
Other	(0.5)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	8.4
Amazon.com Inc	6.7
Apple Inc	6.0
Meta Platforms Inc - Class A	5.7

C000028736 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Forty Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Service Shares)	$45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
Net Assets	$ 1,172,000,000
Holdings Count | Holding	38
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$1,172M
Number of portfolio holdings	38
Portfolio turnover rate	18%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	8.4
Amazon.com Inc	6.7
Apple Inc	6.0
Meta Platforms Inc - Class A	5.7
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	1.0
Other	(0.5)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	8.4
Amazon.com Inc	6.7
Apple Inc	6.0
Meta Platforms Inc - Class A	5.7

C000233310 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Sustainable Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	JHISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)	$46	0.86%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
Net Assets	$ 11,000,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$11M
Number of portfolio holdings	53
Portfolio turnover rate	10%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	7.2
Wabtec Corp	4.1
Schneider Electric SE	3.2
Xylem Inc/NY	3.2
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.6
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	7.2
Wabtec Corp	4.1
Schneider Electric SE	3.2
Xylem Inc/NY	3.2

C000233309 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson VIT Global Sustainable Equity Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/VIT
Expenses [Text Block]
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)	$49	0.93%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
Net Assets	$ 11,000,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Net assets	$11M
Number of portfolio holdings	53
Portfolio turnover rate	10%

Holdings [Text Block]
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	7.2
Wabtec Corp	4.1
Schneider Electric SE	3.2
Xylem Inc/NY	3.2
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.6
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	7.2
Wabtec Corp	4.1
Schneider Electric SE	3.2
Xylem Inc/NY	3.2